Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 19,734.9	$ 14,989.4
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	11,695.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,388.3
All outstanding liabilities before 2017, net of reinsurance1	74.0
Liabilities for claims and claim adjustment expenses, net of reinsurance	5,381.1	3,586.3
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,154.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,991.8
All outstanding liabilities before 2017, net of reinsurance1	0.7
Liabilities for claims and claim adjustment expenses, net of reinsurance	163.5	82.7
Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	679.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	476.0
All outstanding liabilities before 2017, net of reinsurance1	26.3
Liabilities for claims and claim adjustment expenses, net of reinsurance	229.8	0.0
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,277.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,632.8
All outstanding liabilities before 2017, net of reinsurance1	6.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	650.5	474.7
2012 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	71.1	70.9	$ 70.0	$ 70.1	$ 71.9	$ 68.8	$ 61.7	$ 57.0	$ 59.2	$ 62.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.0
Cumulative Number of Incurred Claim Counts | claim	7,434
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 64.1	64.2	63.3	62.1	58.6	53.6	47.3	38.4	28.2	$ 14.0
2013 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	78.9	78.9	78.9	77.9	81.6	75.4	65.3	68.1	66.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.4
Cumulative Number of Incurred Claim Counts | claim	7,703
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 71.7	70.8	68.9	66.9	61.9	55.6	43.6	30.6	$ 13.7
2014 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	70.9	70.7	69.4	70.7	70.5	68.3	70.0	74.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.3
Cumulative Number of Incurred Claim Counts | claim	7,969
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 64.2	61.1	59.0	56.9	51.1	44.3	33.9	$ 18.6
2015 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	45.1	44.8	47.0	48.3	46.1	45.4	51.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 4.9
Cumulative Number of Incurred Claim Counts | claim	8,519
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 37.1	36.1	33.9	30.9	26.5	18.1	$ 6.5
2016 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	40.1	40.2	41.5	41.0	43.3	51.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 3.8
Cumulative Number of Incurred Claim Counts | claim	7,065
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 33.8	32.7	30.6	27.0	20.9	$ 8.5
2017 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,462.3	1,472.2	1,492.6	1,470.2	1,477.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 5.9
Cumulative Number of Incurred Claim Counts | claim	102,806
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,353.0	1,257.1	1,085.4	759.5	337.2
2017 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	456.6	456.1	457.3	459.3	463.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	87,721
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 455.6	455.6	455.4	456.0	408.5
2017 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	46.2	48.8	51.1	54.6	62.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 5.8
Cumulative Number of Incurred Claim Counts | claim	17,653
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 36.9	34.5	30.8	24.4	9.6
2017 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	681.5	681.3	683.4	680.9	672.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.4
Cumulative Number of Incurred Claim Counts | claim	76,236
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 679.1	675.0	670.1	647.1	506.7
2018 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,971.4	1,976.2	1,913.7	1,880.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 34.7
Cumulative Number of Incurred Claim Counts | claim	119,972
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,666.8	1,392.3	979.9	401.4
2018 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	525.6	526.3	528.3	528.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1.1)
Cumulative Number of Incurred Claim Counts | claim	93,305
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 525.4	524.9	524.8	467.6
2018 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	77.0	76.7	81.3	81.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 7.8
Cumulative Number of Incurred Claim Counts | claim	15,389
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 56.7	49.5	39.6	17.6
2018 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	846.5	845.4	845.2	839.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11.0
Cumulative Number of Incurred Claim Counts | claim	64,872
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 826.6	812.6	781.2	595.9
2019 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,426.3	2,370.9	2,301.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 82.0
Cumulative Number of Incurred Claim Counts | claim	136,273
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,684.5	1,184.4	474.8
2019 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	626.6	628.3	633.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1.9)
Cumulative Number of Incurred Claim Counts | claim	99,456
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 624.8	625.1	561.1
2019 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	85.4	83.1	80.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 14.7
Cumulative Number of Incurred Claim Counts | claim	10,577
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 56.0	42.4	20.0
2019 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	962.8	965.2	971.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2.4
Cumulative Number of Incurred Claim Counts | claim	75,434
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 950.5	930.4	708.0
2020 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,388.8	2,335.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 175.5
Cumulative Number of Incurred Claim Counts | claim	117,027
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,110.4	440.8
2020 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	624.9	631.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.4)
Cumulative Number of Incurred Claim Counts | claim	99,436
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 621.8	540.6
2020 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	80.7	75.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 24.8
Cumulative Number of Incurred Claim Counts | claim	9,260
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 38.6	15.8
2020 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,246.8	1,223.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 56.8
Cumulative Number of Incurred Claim Counts | claim	109,427
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,141.2	832.5
2021 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,446.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 650.0
Cumulative Number of Incurred Claim Counts | claim	153,749
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 573.6
2021 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	920.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (11.4)
Cumulative Number of Incurred Claim Counts | claim	123,801
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 764.2
2021 | Commercial Lines - Other | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	84.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 45.9
Cumulative Number of Incurred Claim Counts | claim	8,472
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 16.9
2021 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,539.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 333.4
Cumulative Number of Incurred Claim Counts | claim	118,874
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,035.4
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	27,787.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	21,599.3
All outstanding liabilities before 2017, net of reinsurance1	85.7
Liabilities for claims and claim adjustment expenses, net of reinsurance	6,274.3	5,378.7
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	16,753.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	16,477.7
All outstanding liabilities before 2017, net of reinsurance1	2.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	277.6	82.4
Agency Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,509.2	4,546.4	4,511.1	4,485.8	4,474.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	779,396
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,418.3	4,285.5	4,048.5	3,478.5	2,074.0
Agency Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,645.1	2,640.6	2,643.5	2,638.5	2,635.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.8
Cumulative Number of Incurred Claim Counts | claim	1,514,952
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,641.7	2,640.8	2,640.9	2,643.2	2,599.8
Agency Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,238.7	5,192.7	5,182.1	5,141.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 89.3
Cumulative Number of Incurred Claim Counts | claim	856,502
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,940.6	4,635.0	4,028.7	2,378.0
Agency Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,818.9	2,821.7	2,822.6	2,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.6)
Cumulative Number of Incurred Claim Counts | claim	1,695,396
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,819.5	2,819.9	2,827.4	2,769.1
Agency Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,918.2	5,886.9	5,885.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 112.5
Cumulative Number of Incurred Claim Counts | claim	915,954
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,272.8	4,533.2	2,715.2
Agency Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,261.1	3,254.7	3,277.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.1)
Cumulative Number of Incurred Claim Counts | claim	1,878,499
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,255.9	3,259.2	3,242.5
Agency Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,405.4	5,433.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 280.3
Cumulative Number of Incurred Claim Counts | claim	754,470
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,112.2	2,383.0
Agency Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,319.8	3,328.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (14.6)
Cumulative Number of Incurred Claim Counts | claim	1,782,861
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,322.5	3,250.1
Agency Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,716.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 991.0
Cumulative Number of Incurred Claim Counts | claim	875,200
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,855.4
Agency Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,708.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (222.0)
Cumulative Number of Incurred Claim Counts | claim	2,094,032
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,438.1
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	27,397.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	21,087.3
All outstanding liabilities before 2017, net of reinsurance1	63.5
Liabilities for claims and claim adjustment expenses, net of reinsurance	6,373.2	5,277.3
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,185.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	18,865.1
All outstanding liabilities before 2017, net of reinsurance1	2.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	322.3	40.6
Direct Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,219.2	4,254.4	4,229.3	4,209.9	4,209.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.5)
Cumulative Number of Incurred Claim Counts | claim	772,945
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,147.1	4,035.6	3,808.3	3,255.2	1,912.6
Direct Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,750.8	2,745.6	2,749.0	2,743.7	2,750.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.8
Cumulative Number of Incurred Claim Counts | claim	1,791,658
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,747.9	2,747.6	2,748.4	2,753.5	$ 2,742.1
Direct Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,052.5	5,003.2	4,980.9	4,904.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 77.1
Cumulative Number of Incurred Claim Counts | claim	871,243
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,787.7	4,481.7	3,863.5	2,235.1
Direct Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,179.3	3,182.0	3,181.9	3,202.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (6.2)
Cumulative Number of Incurred Claim Counts | claim	2,070,183
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,182.6	3,183.0	3,193.8	$ 3,170.0
Direct Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,837.9	5,811.7	5,756.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 91.9
Cumulative Number of Incurred Claim Counts | claim	957,488
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,218.8	4,452.5	2,630.3
Direct Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,749.6	3,737.8	3,787.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.5)
Cumulative Number of Incurred Claim Counts | claim	2,271,699
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,746.8	3,751.3	$ 3,782.6
Direct Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,322.7	5,356.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 263.2
Cumulative Number of Incurred Claim Counts | claim	787,231
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,018.7	2,301.3
Direct Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,753.3	3,775.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (26.1)
Cumulative Number of Incurred Claim Counts | claim	2,136,940
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,765.9	$ 3,720.0
Direct Channel | 2021 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6,964.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 972.2
Cumulative Number of Incurred Claim Counts | claim	970,710
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,915.0
Direct Channel | 2021 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,752.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (311.9)
Cumulative Number of Incurred Claim Counts | claim	2,618,463
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5,421.9